Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	2024		2023
Cash and bank accounts	Ps.	3,905,893	Ps.	2,316,842
Short-term investments (1)		42,287,280		30,269,510
Total cash and cash equivalents	Ps.	46,193,173	Ps.	32,586,352

(1) Highly liquid investments with an original maturity of three months or less at the date of acquisition.